Unaudited Condensed Statements of Cash Flows		3 Months Ended	9 Months Ended				12 Months Ended
	Dec. 31, 2020 USD ($)	Sep. 30, 2022 USD ($)	Sep. 30, 2022 GBP (£)	Sep. 30, 2022 USD ($)	Sep. 30, 2021 GBP (£)	Sep. 30, 2021 USD ($)	Dec. 31, 2021 GBP (£)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 GBP (£)	Dec. 31, 2019 GBP (£)
Cash flows from operating activities:
Profit/(loss) for the financial year			£ (10,046,718)		£ 4,560,946		£ 1,947,874		£ (3,377,191)	£ (3,733,094)
Adjustments for:
Depreciation of tangible assets			368,699		417,606		552,293		536,319	438,768
Amortisation of intangible assets			5,834,937		4,271,241		5,723,742		5,823,700	5,181,291
Amounts written off investments			0		53,120		373,425		879,498	169,418
Loss on financial assets at fair value through profit or loss			92,440		0		54,136			0
Profit on disposal of investments			(4,608,356)
Share of profit of associates			(578,126)		(532,184)		(1,410,850)		(459,284)	(934,179)
Share of profit of joint ventures			(66,649)		(1,662,987)		(2,898,485)		(1,925,289)	(663,847)
Income from other fixed asset investments			(10,370)		(547,789)		(547,789)		(3,158)	(62,995)
Interest receivable			(142,268)		(198,985)		(204,070)		(249,084)	(142,245)
Interest payable			2,981,105		1,491,055		1,811,470		729,588	813,457
Equity-settled share-based payments					(1,333)		(1,333)		7,298	8,818
Cash-settled share-based payments			10,442,728
Gain on impairment or disposal of operations							0		(577,795)	(480)
(Gain)/loss on disposal of other investments			(2,108)		0		0		(222,222)	0
(Gain)/loss on disposal and restructuring of interests in joint ventures							452,591		57,206	(140,235)
Unrealised foreign currency gains			(1,234,940)		120,229		(46,570)		256,619	(366,910)
Taxation on ordinary activities			(654,170)		(613,258)		(536,461)		(315,163)	511,024
Impairment of other fixed asset investments					53,120
Changes in:
Trade and other debtors			645,397		(6,472,626)		(7,920,849)		(3,058,969)	(4,168,653)
Trade and other creditors			(4,264,444)		2,964,262		15,154,004		4,038,604	(1,485,856)
Cash generated from operations			(1,240,735)		3,849,297		12,503,128		2,140,677	(4,575,718)
Dividends received			2,542,731		2,315,282		3,109,589		2,351,142	7,547,756
Tax received/(paid)			(216,195)		(109,526)		(1,160,931)		(1,161,396)	(511,742)
Changes in operating assets and liabilities:
Net cash (used in)/from operating activities			1,085,801		6,055,053		14,451,786		3,330,423	2,460,296
Cash flows from investing activities
Purchase of tangible assets			(1,039,724)		(322,163)		(415,228)		(381,522)	(326,161)
Purchase of intangible assets										(5,589,979)
Cash receipts pursuant to asset acquisition			2,665,419
Cash advances and loans granted			(1,250,114)		(2,340,308)		(2,741,467)		(1,799,350)	(1,214,345)
Cash receipts from the repayment of advances and loans			471,549		189,325		615,512		404,677	1,673,506
Acquisition of subsidiaries net of cash acquired									71,157	(7,575,081)
Acquisition of interests in associates and joint ventures			(7,452)		(6,208)		(6,208)		(85)	(552,824)
Proceeds from sale of interests in associates and joint ventures							10,206
Purchases of other investments			(37,142)		(132,112)		(170,210)		(78,904)	(24,827)
Proceeds from sale of other investments			19,134				102,740		224,361	21,123
Interest received			93,090		40,966		43,210		59,402	10,206
Deferred consideration paid on acquisition			(192,461)		(853,000)		(859,107)		(999,081)	(460,847)
Outflow of cash balances on disposal of subsidiary									(2,934)
Transaction with equity holders			(15,615)		(1,596,107)		(6,326,146)
Net cash from/ (used in) investing activities			706,684		(5,019,607)		(9,746,698)		(2,502,279)	(14,039,229)
Cash flows from financing activities
Proceeds from issue of ordinary shares									1,411,440	10,500,245
Proceeds from borrowings					1,500,000		1,675,460		0	6,550,000
Proceeds from loans from participating interests					260,618
Repayments of loans from participating interests					(63,385)					(180,000)
Payments of finance lease liabilities			(127,174)		(367,510)		(240,336)		(222,793)	(206,529)
Interest paid			(3,167,353)		(476,958)		(912,769)		(628,992)	(739,273)
Dividends paid					(395,900)		(561,103)		(137,112)	(10,335,574)
Net cash from/(used in) financing activities			(3,294,527)		456,865		(38,748)		422,543	5,588,869
Net (decrease)/increase in cash and cash equivalents			(1,502,042)		1,492,311		4,666,340		1,250,687	(5,990,064)
Cash and cash equivalents at beginning of period			12,961,870		8,298,069		8,298,069		7,057,488	13,133,369
Exchange gains/(losses) on cash and cash equivalents			965,291		6,578		(2,539)		(10,106)	(85,817)
Cash and cash equivalents at end of period			£ 12,425,119		£ 9,796,958		£ 12,961,870		£ 8,298,069	£ 7,057,488
Cartesian Growth Corp [Member]
Cash flows from operating activities:
Profit/(loss) for the financial year | $	$ (7,948)	$ 8,215,430		$ 17,877,195		$ (1,519,632)		$ (1,035,380)
Adjustments to reconcile net income (loss) to net cash used in operating activities:
Interest earned on cash and marketable securities held in Trust Account | $				(2,096,274)		(24,019)		(31,308)
Interest expense — debt discount | $		13,776		18,369
Offering costs allocated to warrants | $						849,993		868,131
Excess of Private Warrants fair value over purchase price | $						3,097,200		3,097,200
Change in fair value of warrant liability | $		(6,982,035)		(16,728,530)		(2,941,413)		(3,911,091)
Unrealized loss — treasury bills | $		0		22,368
Change in fair value of conversion option liability | $		(5,998)		(41,331)
Changes in operating assets and liabilities:
Prepaid expenses | $				51,367		(198,465)		(70,406)
Accounts payable and accrued expenses | $	7,948			309,568		(7,830)		174,172
Net cash (used in)/from operating activities | $				(587,268)		(744,166)		(908,682)
Cash flows from investing activities
Investment of cash in Trust Account | $						(345,000,000)		(345,000,000)
Net cash from/ (used in) investing activities | $						(345,000,000)		(345,000,000)
Cash flows from financing activities
Proceeds from sale of Units, net of underwriting commissions | $						338,100,000		338,100,000
Proceeds from sale of Private Warrants | $						8,900,000		8,900,000
Proceeds from issuance of promissory note to Sponsor | $				500,000		144,890		144,890
Payment on promissory issued to Sponsor | $						(144,890)		(144,890)
Payment of deferred offering costs | $						(540,060)		(540,060)
Net cash from/(used in) financing activities | $				500,000		346,459,940		346,459,940
Net (decrease)/increase in cash and cash equivalents | $				(87,268)		715,774		551,258
Cash and cash equivalents at beginning of period | $				551,258		0		0
Cash and cash equivalents at end of period | $	0	$ 463,990		463,990		715,774		551,258
Supplemental disclosure of cash flow information:
Initial classification of Class A ordinary shares subject to possible redemption | $						345,000,000		345,000,000
Remeasurement of Class A ordinary shares subject to possible redemption | $				$ 2,073,906		24,019
Deferred underwriters' discount payable charged to additional paid-in capital | $						12,075,000		12,075,000
Initial classification of warrant liability | $						$ 27,004,700		$ 27,004,700
Deferred offering costs included in accrued expenses | $	113,634
Deferred offering costs paid by Sponsor in exchange for issuance of Founder Shares | $	$ 25,000